Accounts Receivables, net - Schedule of Accounts Receivable Allowance (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accounts Receivable Allowance Abstract
Balance	$ 189,313
Balance	(194,363)		(189,313)
Addition	(3,423)	$ (37,768)	(190,786)	0	0
Write off	0		0	0	0
Effect of exchange rate difference	$ (1,627)		$ 1,473	$ 0	$ 0